FINANCIAL INSTRUMENTS (Details 13) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 180,457	$ 199,961
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	99,397	92,693
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 81,060	$ 107,268